General Information (Details 3)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Name of subsidiary	Aguas CCU-Nestlé Chile S.A.
Subsidiary Tax ID	76,007,212-5
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	50.0917%	50.0917%
Cervecera Guayacan SpA. [Member]
Statement [Line Items]
Name of subsidiary	Cervecera Guayacán SpA.
Subsidiary Tax ID	76,035,409-0
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	25.0006%	25.0006%
CRECCU S.A. [Member]
Statement [Line Items]
Name of subsidiary	CRECCU S.A.
Subsidiary Tax ID	76,041,227-9
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Name of subsidiary	Cervecería Belga de la Patagonia S.A.
Subsidiary Tax ID	76,077,848-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	25.5034%	25.5034%
Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Name of subsidiary	Inversiones Invex CCU Dos Ltda.
Subsidiary Tax ID	76,126,311-0
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Name of subsidiary	Inversiones Invex CCU Tres Ltda.
Subsidiary Tax ID	76,248,389-0
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Bebidas CCU-PepsiCo SpA [Member]
Statement [Line Items]
Name of subsidiary	Bebidas CCU-PepsiCo SpA.
Subsidiary Tax ID	76,337,371-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	49.9888%	49.9888%
CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Name of subsidiary	CCU Inversiones II SpA.
Subsidiary Tax ID	76,349,531-0
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	100.00%	100.00%
Bebidas Carozzi CCU SpA. [Member]
Statement [Line Items]
Name of subsidiary	Bebidas Carozzi CCU SpA.
Subsidiary Tax ID	76,497,609-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
Bebidas Ecusa SpA. [Member]
Statement [Line Items]
Name of subsidiary	Bebidas Ecusa SpA.
Subsidiary Tax ID	76,517,798-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9834%	99.9834%
Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary	Inversiones Invex CCU Ltda.
Subsidiary Tax ID	76,572,360-4
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	99.9922%	99.9922%
Promarca Internacional SpA [Member]
Statement [Line Items]
Name of subsidiary	Promarca Internacional SpA.
Subsidiary Tax ID	76,574,762-7
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
CCU Inversiones S.A [Member]
Statement [Line Items]
Name of subsidiary	CCU Inversiones S.A.
Subsidiary Tax ID	76,593,550-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9775%	99.9775%
Inversiones Internacionales SpA. [Member]
Statement [Line Items]
Name of subsidiary	Inversiones Internacionales SpA.
Subsidiary Tax ID	76,688,727-9
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	80.00%	80.00%
Promarca S.A. [Member]
Statement [Line Items]
Name of subsidiary	Promarca S.A.
Subsidiary Tax ID	76,736,010-K
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
CCU Inversiones III SPA [Member]
Statement [Line Items]
Name of subsidiary	CCU Inversiones III SpA.
Subsidiary Tax ID	76,933,685-0
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	0.00%	100.00%
Transportes CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary	Transportes CCU Ltda.
Subsidiary Tax ID	79,862,750-3
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Name of subsidiary	Fábrica de Envases Plásticos S.A.
Subsidiary Tax ID	86,150,200-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Millahue S.A. [Member]
Statement [Line Items]
Name of subsidiary	Millahue S.A.
Subsidiary Tax ID	91,022,000-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9621%	99.9621%
Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Name of subsidiary	Viña San Pedro Tarapacá S.A.
Subsidiary Tax ID	91,041,000-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	84.4969%	82.987%
Manantial S.A. [Member]
Statement [Line Items]
Name of subsidiary	Manantial S.A.
Subsidiary Tax ID	96,711,590-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	50.5519%	50.5519%
Vina Altair SpA. [Member]
Statement [Line Items]
Name of subsidiary	Viña Altaïr SpA.
Subsidiary Tax ID	96,969,180-9
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	84.4969%	82.987%
Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Name of subsidiary	Cervecería Kunstmann S.A.
Subsidiary Tax ID	96,981,310-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	50.0007%	50.0007%
Cervecera CCU Chile Ltda One [Member]
Statement [Line Items]
Name of subsidiary	Cervecera CCU Chile Ltda.
Subsidiary Tax ID	96,989,120-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Embotelladoras Chilenas Unidas S.A. [Member]
Statement [Line Items]
Name of subsidiary	Embotelladoras Chilenas Unidas S.A.
Subsidiary Tax ID	99,501,760-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9834%	99.9834%
Comercial CCU S.A. [Member]
Statement [Line Items]
Name of subsidiary	Comercial CCU S.A.
Subsidiary Tax ID	99,554,560-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Name of subsidiary	Compañía Pisquera de Chile S.A.
Subsidiary Tax ID	99,586,280-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	80.00%	80.00%
LA Barra SA [Member]
Statement [Line Items]
Name of subsidiary	La Barra S.A.
Subsidiary Tax ID	77,148,606-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Mahina SPA [Member]
Statement [Line Items]
Name of subsidiary	Mahina SpA.
Subsidiary Tax ID	77,248,551-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	25.0458%	25.0458%
Andina de Desarrollo S.A. [Member]
Statement [Line Items]
Name of subsidiary	Andina de Desarrollo SACFAIMM
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Bodega San Juan SAU [Member]
Statement [Line Items]
Name of subsidiary	Bodega San Juan S.A.U.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	0.00%	82.987%
Cia. Cervecerias Unidas Argentina S.A. [Member]
Statement [Line Items]
Name of subsidiary	Cía. Cervecerías Unidas Argentina S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Name of subsidiary	Compañía Industrial Cervecera S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Finca La Celia S.A. [Member]
Statement [Line Items]
Name of subsidiary	Finca La Celia S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	84.4969%	82.987%
Los Huemules S.R.L. [Member]
Statement [Line Items]
Name of subsidiary	Los Huemules S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	74.9979%	74.9979%
Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Name of subsidiary	Sáenz Briones y Cía. S.A.I.C.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Name of subsidiary	Bebidas Bolivianas BBO S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Bolivia
Description of functional currency	Bolivians
Proportion of voting rights held in subsidiary	51.00%	51.00%
International Spirits Investments USA LLCC [Member]
Statement [Line Items]
Name of subsidiary	International Spirits Investments USA LLC
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	United States
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	80.00%	80.00%
Inversiones CCU Lux S rl [Member]
Statement [Line Items]
Name of subsidiary	Inversiones CCU Lux S.à r.l.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Luxemburg
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	0.00%	99.9999%
Southern Breweries Limited [Member]
Statement [Line Items]
Name of subsidiary	Southern Breweries S.C.S.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Luxemburg
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	0.00%	100.00%
Bebidas Del Paraguay SA [Member]
Statement [Line Items]
Name of subsidiary	Bebidas del Paraguay S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	50.005%	50.0049%
Distribuidora Del Paraguay SA [Member]
Statement [Line Items]
Name of subsidiary	Distribuidora del Paraguay S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	49.959%	49.9589%
Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Name of subsidiary	Sajonia Brewing Company S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	49.5049%	49.5049%
Promarca Internacional Paraguay SRL [Member]
Statement [Line Items]
Name of subsidiary	Promarca Internacional Paraguay S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
Andrimar S.A. [Member]
Statement [Line Items]
Name of subsidiary	Andrimar S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	99.9999%
Coralina S.A. [Member]
Statement [Line Items]
Name of subsidiary	Coralina S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	99.9999%
Marzurel S.A. [Member]
Statement [Line Items]
Name of subsidiary	Marzurel S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	99.9999%
Milotur S.A. [Member]
Statement [Line Items]
Name of subsidiary	Milotur S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	99.9999%
Cervecera Szot SpA [Member]
Statement [Line Items]
Name of subsidiary	Cervecería Szot SpA.
Subsidiary Tax ID	76,481,675-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	25.0006%	25.0006%
VSPT US LLC [Member]
Statement [Line Items]
Name of subsidiary	VSPT US LLC
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	United States
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	84.4969%	0.00%